Long-term debt (Details 4) (Bilateral letters of credit) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Bilateral letter of credit
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Bilateral letter of credit facilities, description	The Company has a series of bilateral letter of credit facility agreements
Bilateral letter of credit facilities, collateral	cash or cash equivalents
Minimum term (in months) for which collateral in the form of cash and cash equivalents is pledged for.	1 month
Bilateral letter of credit facilities, expiration date	Apr. 28, 2019
Committed Bilateral Letter of Credit Facilites [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Outstanding letters of credit	CAD 451	CAD 551
Bilateral letter of credit facilities, maximum borrowing capacity	508	575
Committed Bilateral Letter of Credit Facilites [Member] | Restricted cash and cash equivalents [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Restricted cash and cash equivalents	426	523
Uncommitted Bilateral Letter of Credit Facilities [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Bilateral letter of credit facilities, maximum borrowing capacity	68	0
Uncommitted Bilateral Letter of Credit Facilities [Member] | Restricted cash and cash equivalents [Member]
Schedule of Short-term and Long-term Debt Letters of Credit [Line items]
Restricted cash and cash equivalents	CAD 68	CAD 0